Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 1,268,512		¥ 5,208,967	¥ 1,113,988	$ 183,917
Restricted cash	20,574		500	340,813	2,983
Short-term bank deposits, net	7,084,879		4,022,119		1,027,211
Receivables from online payment platforms	3,000		10,006		435
Short-term investments	2,434,864		3,621,637		353,022
Accounts and notes receivable, net	51,381		14,024		7,450
Inventories	130,901		589,088		18,979
Amounts due from related parties	5,112		1,936		741
Prepayments and other current assets, net	198,932		482,659		28,842
Total current assets	11,198,155		13,950,936		1,623,580
Non-current assets
Property, equipment and leasehold improvement, net	87,871		143,155		12,740
Intangible assets, net	7,552		8,366		1,095
Long-term investments, net	8,000		12,000		1,160
Deferred tax assets, net	63,894		20,856		9,264
Right-of-use assets, net	75,008		176,258		10,875
Long-term bank deposits, net	1,515,428		2,004,593		219,716
Other non-current assets, net	13,458		48,961		1,951
Total non-current assets	5,180,669		2,414,189		751,126
Total assets	16,378,824		16,365,125		2,374,706
Current liabilities
Accounts and notes payable	269,346		1,288,845		39,052
Contract liabilities	75,226		286,651		10,907
Salary and welfare benefits payable	127,749		170,393		18,522
Taxes payable	109,676		597,761		15,902
Accrued expenses and other current liabilities	161,455		313,396		23,409
Amounts due to related parties	423				61
Lease liabilities - current portion	45,955		80,582		6,663
Total current liabilities	789,830		2,737,628		114,516
Non-current liabilities
Deferred tax liabilities	8,653		4,513		1,255
Lease liabilities - non-current portion	39,968		104,232		5,795
Total noncurrent liabilities	48,621		108,745		7,050
Total liabilities	838,451		2,846,373		$ 121,566
Net revenues	5,332,779	$ 773,180	8,520,978	3,819,712
Cost of revenues	2,974,981	431,332	4,848,918	2,292,153
Excise tax on products	(52,668)	(7,636)
Operating expenses	(1,241,719)	(180,033)	(1,373,355)	(1,514,410)
Net (loss)/income	1,408,732	204,245	2,028,124	(128,101)
Net cash provided by operating activities	486,829	70,584	1,799,892	2,589,383
Net cash used in investing activities	(4,133,040)	(599,234)	(7,870,660)	(1,812,894)
Net cash generated from/(used in) financing activities	(477,270)	$ (69,198)	9,904,121	174,881
VIE
Current assets
Cash and cash equivalents	956,918		387,410
Restricted cash	20,574		500
Short-term bank deposits, net	130,000		439,900
Receivables from online payment platforms	2,817		10,006
Short-term investments	2,434,864		3,621,637
Accounts and notes receivable, net	50,259		14,024
Inventories	130,122		589,088
Amounts due from group companies	98,515		75,769
Amounts due from related parties	5,112		1,936
Prepayments and other current assets, net	80,267		412,405
Total current assets	3,909,448		5,552,675
Non-current assets
Property, equipment and leasehold improvement, net	75,780		142,657
Intangible assets, net	4,718		6,000
Long-term investments, net	8,000		12,000
Deferred tax assets, net	54,736		20,751
Right-of-use assets, net	57,261		174,584
Long-term bank deposits, net	1,167,325		39,987
Other non-current assets, net	10,871		48,557
Total non-current assets	1,378,691		444,536
Total assets	5,288,139		5,997,211
Current liabilities
Accounts and notes payable	268,761		1,288,845
Contract liabilities	3,829		286,651
Salary and welfare benefits payable	53,438		107,614
Taxes payable	93,700		590,718
Accrued expenses and other current liabilities	132,762		304,594
Amounts due to group companies	261,729		173,207
Amounts due to related parties	423		0
Lease liabilities - current portion	36,905		80,319
Total current liabilities	851,547		2,831,948
Non-current liabilities
Deferred tax liabilities	8,653		4,513
Lease liabilities - non-current portion	30,593		102,830
Total noncurrent liabilities	39,246		107,343
Total liabilities	890,793		2,939,291
Excise tax on products	(52,668)
Other (expenses)/income	132,736		(367,311)	(186,529)
Net (loss)/income	1,277,211		2,000,417	(172,862)
Net cash used in operating activities with group company	(512,685)
Other operating activities	641,865		1,842,887	2,576,363
Net cash provided by operating activities	129,180		1,842,887	2,576,363
Loans to group companies	(450,769)		(96,058)	(179,027)
Repayment of loans from group companies	342,000		191,620
Other investing activities	(343,317)		2,755,324	1,517,078
Net cash used in investing activities	234,548		(2,659,762)	(1,696,105)
Borrowings under loans from group companies	390,358			33,507
Repayment of borrowings under loans from group companies	(164,408)			(176,021)
Other financing activities	763		10,785	298
Net cash generated from/(used in) financing activities	225,187		(10,785)	(142,812)
VIE | Third-party
Non-current liabilities
Net revenues	5,330,992		8,520,978	3,819,712
Cost of revenues	2,965,169		4,848,190	2,292,153
Operating expenses	713,520		1,182,492	1,513,892
VIE | Inter-group
Non-current liabilities
Net revenues	4,533
Cost of revenues	144
Operating expenses	459,549		¥ 122,568	¥ 0
Third-party | Inter-group
Non-current liabilities
Service fee charged to entities	4,533
Inter-company | Inter-group
Non-current liabilities
Cost of revenues	¥ 144